UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22908

Blackstone Real Estate Income Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Leon Volchyok

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

WITH COPIES TO:

Rajib Chanda, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31

Date of reporting period: 7/1/18 - 6/30/19

ITEM 1. PROXY VOTING RECORD.

Redwood Trust, Inc.		Ticker: RWT	CUSIP: 758075402	Meeting Date: 5/15/2019

Item #	Proposal	Proposed By	Vote Cast	Recommendation

1	To elect Richard D. Baum, Christopher J. Abate, Mariann Byerwalter, Douglas B. Hansen, Debora D. Horvath, Greg H. Kubicek, Fred J. Matera, Jeffrey T. Pero, and Georganne C. Proctor to serve as directors until the Annual Meeting of Stockholders in 2020 and until their successors are duly elected and qualify;	Issuer	For	For

2	To ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for 2019;	Issuer	For	For

3	To vote on a non-binding advisory resolution to approve named executive officer compensation;	Issuer	For	For

4	To vote on an amendment to our charter to increase the number of shares authorized for issuance;	Issuer	For	For

5	To vote on the amendment to our 2002 Employee Stock Purchase Plan to increase the number of shares authorized for issuance; and	Issuer	For	For

6	To transact such other business as may properly come before the Annual Meeting or any adjournment or postponement of the Annual Meeting.	Issuer	For	For

TPG RE Finance Trust, Inc.		Ticker: TRTX	CUSIP: 87266M107	Meeting Date: 5/21/2019

Item #	Proposal	Proposed By	Vote Cast	Recommendation

1	The election of seven directors, each to hold office until the Company’s annual meeting of stockholders in 2020 and until his or her successor is duly elected and qualifies;	Issuer	For	For

2	The ratification of the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2019;	Issuer	For	For

3	A proposal to approve, on a non-binding, advisory basis, the compensation of the Company’s named executive officers; and	Issuer	For	For

4	Such other business as may properly come before the Annual Meeting and any adjournments or postponements thereof.	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Blackstone Real Estate Income Master Fund

By (Signature and Title):	/s/ Leon Volchyok
Leon Volchyok
Chief Legal Officer, Chief Compliance Officer and Secretary

Date:  August 21, 2019